Statutory Reserve	12 Months Ended
Dec. 31, 2010
Statutory Reserve [Abstract]
STATUTORY RESERVE

(20)	STATUTORY RESERVE

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. A transfer of US$10,979, US$ nil and US$28,599 from retained earnings to statutory reserve was recorded for the years ended December 31, 2008, 2009 and 2010 respectively.